ORDINARY SHARES (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	May. 14, 2010	May. 31, 2010	Sep. 30, 2015	Sep. 30, 2011	Sep. 30, 2014	Nov. 06, 2012
Ordinary Shares [Line Items]
Common Stock, Shares Authorized			100,000,000		100,000,000
Common Stock, Par Or Stated Value Per Share			$ 0.01		$ 0.01
Common Stock, Shares, Issued			1,405,000		1,405,000
Common Stock, Shares, Outstanding			1,405,000		1,405,000
Stocks Issued During Periods Shares Issued For Cash	4,000,000
Payments Of Stock Issuance Costs		$ 1,496,000
Stockholders' Equity, Reverse Stock Split			1-for-10
Restricted Stock [Member]
Ordinary Shares [Line Items]
Stocks Issued During Period Shares Issued For Noncash Considerations				50,000
Reserve Stock Split [Member]
Ordinary Shares [Line Items]
Common Stock, Par Or Stated Value Per Share						$ 0.001
Stockholders' Equity, Reverse Stock Split			the Company shall issue one (1) ordinary share (each, "New Share," collectively "New Shares") for every ten (10) ordinary shares held by its members ("Old Shares") (the "Reverse Stock Split"). The par value of each New Share was $0.01, equal to the aggregate of the par value of ten Old Shares combined
Public Offering [Member]
Ordinary Shares [Line Items]
Common Stock, Shares, Issued		10,000,000
Common Stock, Shares, Outstanding		10,000,000
Stocks Issued During Periods Shares Issued For Cash		4,000,000
Stocks Issued During Period Values Issued For Cash		$ 16,000,000
Equity Issuances Per Share Amounts		$ 4.00
Employee Stock [Member]
Ordinary Shares [Line Items]
Stocks Issued During Period Shares Issued For Noncash Considerations				50,000